SCHEDULE OF NET REVENUES BY REVENUE (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Product Information [Line Items]
Net Revenues	$ 1,274,897	$ 995,131	$ 4,443,036	$ 2,478,736
Percentage Change	28.00%		79.00%
Distributors [Member]
Product Information [Line Items]
Net Revenues	$ 221,746	189,952	$ 805,480	895,850
Percentage Change	17.00%		(10.00%)
Amazon [Member]
Product Information [Line Items]
Net Revenues	$ 13,063	35,524	$ 128,756	154,240
Percentage Change	(63.00%)		(17.00%)
Online Sales [Member]
Product Information [Line Items]
Net Revenues	$ 5,236	10,971	$ 22,647	68,073
Percentage Change	(52.00%)		(67.00%)
Retail [Member]
Product Information [Line Items]
Net Revenues	$ 1,070,283	$ 791,402	$ 3,609,419	1,420,747
Percentage Change	35.00%	35.00%	154.00%
Shipping [Member]
Product Information [Line Items]
Net Revenues	$ 969	$ 2,382	$ 11,484	17,305
Percentage Change	(59.00%)		(34.00%)
Sales Return and Allowances [Member]
Product Information [Line Items]
Net Revenues	$ (36,400)	(35,100)	$ (134,750)	(77,479)
Percentage Change	4.00%		74.00%
Sales Return [Member]
Product Information [Line Items]
Percentage Change			74.00%
Hemp Energy Drinks [Member]
Product Information [Line Items]
Net Revenues			$ 168,146	362,096
Percentage Change			(54.00%)
CBD Energy Waters [Member]
Product Information [Line Items]
Net Revenues	$ 1,867	14,472	$ 59,250	133,110
Percentage Change	(87.00%)		(55.00%)
Lemonade Drinks [Member]
Product Information [Line Items]
Net Revenues	$ 228,554	159,018	$ 729,306	621,331
Percentage Change	44.00%		17.00%
Apparel [Member]
Product Information [Line Items]
Net Revenues		65	$ 181	$ 1,626
Percentage Change	(100.00%)		(89.00%)
Energy Drinks [Member]
Product Information [Line Items]
Net Revenues	$ 9,624	$ 62,892
Percentage Change	(85.00%)